Goodwill and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets
Goodwill and Intangible Assets, Net

6.    Goodwill and Intangible Assets, Net

There were no changes in the carrying amount of Goodwill for the nine months ended September 30, 2024.

Intangible assets, net as of September 30, 2024 and December 31, 2023 consisted of the following:

		September 30,	December 31,
	Useful Lives	2024	2023
Patent application costs	3 Years	$555,918	$484,035
Trade name and trademarks	3 Years	71,033	70,446
Intangible assets, gross		626,951	554,481
Less: Accumulated amortization		(433,647)	(330,791)
Intangible assets, net		$193,304	$223,690

The Company added 6 new issued patents during the nine months ended September 30, 2024. The patents issued during the nine months ended September 30, 2024 increased our total number of patents to 23 and include:

●	On January 2, 2024, the Company received Notice of Issuance for a patent that is a continuation of “Systems and Processes for Lossy Biometric Representation.” This patent is a continuation addresses a long-felt but unresolved need for a system or process that can transform size-variant, personally-identifying biometric templates into fixed-size, privacy-secured representations, while maintaining sufficiently accurate biometric matching capabilities.
●	On January 30, 2024, the Company received Notice of Issuance for a patent that is a continuation of “Systems and Processes for Lossy Biometric Representation.” This technology provides a system or process that can transform size-variant, personally-identifying biometric templates into fixed-size, privacy-secured representations, while maintaining sufficiently accurate biometric matching capabilities.
●	On March 19, 2024, the Company received Notice of Issuance for a patent entitled “Systems and Methods for Enhanced Hash Transforms.” Conventional cryptographic hashing techniques generally include functions that generate unique signatures given a piece of data, accepting binary strings of characters as an input, and producing a string (e.g., a digital signature) as an output. Our new patent addresses the need for improved techniques for securely handling sensitive data.
●	On April 23, 2024, the Company received Notice of Issuance for a patent entitled “Face Cover-compatible Biometrics and Processes for Generating and Using Same.” which allows for enrollment of biometric information from individuals wearing face coverings such that subsequent biometric identification and verification processes may not require the individuals to remove their face coverings.
●	On April 30, 2024, the Company received Notice of Issuance for a patent entitled “Systems and Methods for Liveness-verified, Biometric-based Encryption.” This patent fulfills a long-felt but unresolved need for a system or method that permits encryption/decryption based on liveness-verified biometric data that cannot be stolen or spoofed.
●	On September 3, 2024 the Company received Notice of Issuance by the US Patent of Trademark Office of Patent No. 17/719,975 entitled, “Personal Identifiable Information Encoder.” This technology provides the means to maintain the essential utility of PII without storing highly sensitive data. Anyone processing or storing PII should embrace this technology to fulfill their data protection obligations and mitigate damage and losses in the event of a data breach.”

Intangible asset amortization expense is recognized on a straight-line basis and during the three months ended September 30, 2024 and 2023 totaled $32 thousand and $40 thousand, respectively. Intangible asset amortization expense during the nine months ended September 30, 2024 and 2023 totaled $102 thousand and $115 thousand, respectively.

Estimated future amortization expense of Intangible assets, net is as follows:

Years Ending December 31,	Amount
2024	$31,949
2025	99,005
2026	52,529
2027	9,821
Total future amortization	$193,304

5.    Goodwill and Intangible Assets, Net

There were no changes in the carrying amount of Goodwill for the years ended December 31, 2023 and 2022.

Intangible assets, net as of December 31, 2023 and 2022 consisted of the following:

		As of December 31,
	Useful Lives	2023	2022
Patent application costs	3 Years	$484,035	$382,285
Trade name and trademarks	3 Years	70,446	68,356
Intangible assets, gross		554,481	450,641
Less: Accumulated amortization		(330,791)	(198,955)
Intangible assets, net		$223,690	$251,686

The Company determined that as of December 31, 2023, $12 thousand of Patent application costs were impaired. The impaired Patent application costs were expensed to Selling, general, and administrative expense during the year ended December 31, 2023.

The Company added 4 patents and 1 trademark during the year ended December 31, 2023. The patents issued during the year ended December 31, 2023 increased our total number of patents to 17 and include:

●	On August 29, 2023, the Company received Notice of Issuance together with a Notice of Allowance on August 17, 2023 both entitled “Systems and Processes for Lossy Biometric Representation.” These patents further expand our intellectual property portfolio related to the tokenization of biometric data and broaden our patent coverage by removing the necessity to use a neural network in our irreversible transformation process.
●	On August 15, 2023, the Company received Notice of Issuance for a patent entitled “Systems and Methods for Identity Authentication via Third Party Accounts.” This technology, while leveraging our core privacy-first technologies, provides an optional interlock between different types of user accounts benefiting from the strengths that each can offer in terms of user authentication to produce a more resilient user-centric ecosystem.
●	On July 25, 2023, the Company received Notice of Issuance for a patent entitled “Systems and Methods for Privacy-Secured Biometric Identification and Verification.” For the last six years we have invested heavily in research and development which has created a solid foundation for our current and future generations of cutting edge, privacy-first identity products and this patent reflects our systems and methods for matching an encrypted biometric input record with stored encrypted biometric record without data decryption of the input and at least one stored record.
●	On June 20, 2023, the Company received Notice of Issuance for a patent entitled “Ownership Validation for Cryptographic Asset Contracts Using Irreversibly Transformed Identity Tokens.” This technology expands the range of use cases for the IT2 into NFT’s and the Metaverse by verifying the ownership of cryptographic asset contracts using embedded IT2 technology. Cryptographic assets are typically associated with a particular digital address (“digital wallet”) which are vulnerable to fraud, pilferage, and user errors. The new patent addresses the long-felt but unresolved need for improved systems and processes for validating ownership of cryptographic assets.

Intangible asset amortization expense is recognized on a straight-line basis and for the years ended December 31, 2023 and 2022 totaled $160 thousand and $107 thousand, respectively.

Estimated future amortization expense of Intangible assets, net is as follows:

Years Ending December 31,	Amount
2024	120,078
2025	75,043
2026	28,569
$223,690